Investment Objectives and Goals	Sep. 28, 2026
LARGE CAP FUND | SIIT LARGE CAP FUND
Prospectus [Line Items]
Risk/Return [Heading]	LARGE CAP FUND
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	Long-term growth of capital and income.
LARGE CAP DISCIPLINED EQUITY FUND | SIIT LARGE CAP DISCIPLINED EQUITY FUND
Prospectus [Line Items]
Risk/Return [Heading]	LARGE CAP DISCIPLINED EQUITY FUND
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	Capital appreciation.
LARGE CAP INDEX FUND | SIIT LARGE CAP INDEX FUND
Prospectus [Line Items]
Risk/Return [Heading]	LARGE CAP INDEX FUND
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	Investment results that correspond to the aggregate price and dividend performance of the securities in the Russell 1000 Index.
S&P 500 INDEX FUND | SIIT S&P 500 Index Fund
Prospectus [Line Items]
Risk/Return [Heading]	S&P 500 INDEX FUND
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	Investment results that correspond to the aggregate price and dividend performance of the securities in the S&P 500 Index.
EXTENDED MARKET INDEX FUND | SIIT Extended Market Index Fund
Prospectus [Line Items]
Risk/Return [Heading]	EXTENDED MARKET INDEX FUND
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	Seeks investment results that approximate, as closely as practicable and before expenses, the performance of the Russell Small Cap Completeness Index.
SMALL CAP FUND | SIIT SMALL CAP FUND
Prospectus [Line Items]
Risk/Return [Heading]	SMALL CAP FUND
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	Capital appreciation.
SMALL CAP II FUND | SIIT Small Cap II Fund
Prospectus [Line Items]
Risk/Return [Heading]	SMALL CAP II FUND
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	Capital appreciation.
SMALL/MID CAP EQUITY FUND | SIIT SMALL MID CAP EQUITY FUND
Prospectus [Line Items]
Risk/Return [Heading]	SMALL/MID CAP EQUITY FUND
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	Long-term capital appreciation.
U.S. EQUITY FACTOR ALLOCATION FUND | SIIT U.S. Equity Factor Allocation Fund
Prospectus [Line Items]
Risk/Return [Heading]	U.S. EQUITY FACTOR ALLOCATION FUND
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	Long-term growth of capital and income.
U.S. MANAGED VOLATILITY FUND | SIIT U.S. Managed Volatility Fund
Prospectus [Line Items]
Risk/Return [Heading]	U.S. MANAGED VOLATILITY FUND
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	Capital appreciation with less volatility than the broad U.S. equity markets.
GLOBAL MANAGED VOLATILITY FUND | SIIT Global Managed Volatility Fund
Prospectus [Line Items]
Risk/Return [Heading]	GLOBAL MANAGED VOLATILITY FUND
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	Capital appreciation with less volatility than the broad global equity markets.
WORLD EQUITY EX-US FUND | SIIT WORLD EQUITY EX-US FUND
Prospectus [Line Items]
Risk/Return [Heading]	WORLD EQUITY EX-US FUND
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	Capital appreciation.
SCREENED WORLD EQUITY EX-US FUND | SIIT Screened World Equity Ex-US Fund
Prospectus [Line Items]
Risk/Return [Heading]	SCREENED WORLD EQUITY EX-US FUND
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	Capital appreciation.
EMERGING MARKETS EQUITY FUND | SIIT EMERGING MARKETS EQUITY FUND
Prospectus [Line Items]
Risk/Return [Heading]	EMERGING MARKETS EQUITY FUND
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	Capital appreciation.
OPPORTUNISTIC INCOME FUND | SIIT Opportunistic Income Fund
Prospectus [Line Items]
Risk/Return [Heading]	OPPORTUNISTIC INCOME FUND
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	Capital appreciation and income.
CORE FIXED INCOME FUND | SIIT CORE FIXED INCOME
Prospectus [Line Items]
Risk/Return [Heading]	CORE FIXED INCOME FUND
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	Current income consistent with the preservation of capital.
HIGH YIELD BOND FUND | SIIT HIGH YIELD BOND FUND
Prospectus [Line Items]
Risk/Return [Heading]	HIGH YIELD BOND FUND
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	Total return.
LONG DURATION FUND | SIIT LONG DURATION FUND
Prospectus [Line Items]
Risk/Return [Heading]	LONG DURATION FUND
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	Return characteristics similar to those of high quality bonds.
LONG DURATION CREDIT FUND | SIIT Long Duration Credit Fund
Prospectus [Line Items]
Risk/Return [Heading]	LONG DURATION CREDIT FUND
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	Return characteristics similar to those of high quality bonds.
ULTRA SHORT DURATION BOND FUND | SIIT Ultra Short Duration Bond Fund
Prospectus [Line Items]
Risk/Return [Heading]	ULTRA SHORT DURATION BOND FUND
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	Provide higher current income than that typically offered by a money market fund while maintaining a high degree of liquidity and a correspondingly higher risk of principal volatility.
EMERGING MARKETS DEBT FUND | SIIT EMERGING MARKETS DEBT FUND
Prospectus [Line Items]
Risk/Return [Heading]	EMERGING MARKETS DEBT FUND
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	Maximize total return.
REAL RETURN FUND | SIIT Real Return Fund
Prospectus [Line Items]
Risk/Return [Heading]	REAL RETURN FUND
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	Total return exceeding the rate of inflation.
LIMITED DURATION BOND FUND | SIIT Limited Duration Bond Fund
Prospectus [Line Items]
Risk/Return [Heading]	LIMITED DURATION BOND FUND
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	Preservation of capital and current income.
INTERMEDIATE DURATION CREDIT FUND | SIIT Intermediate Duration Credit Fund
Prospectus [Line Items]
Risk/Return [Heading]	INTERMEDIATE DURATION CREDIT FUND
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	Current income consistent with the preservation of capital.
DYNAMIC ASSET ALLOCATION FUND | SIIT Dynamic Asset Allocation Fund
Prospectus [Line Items]
Risk/Return [Heading]	DYNAMIC ASSET ALLOCATION FUND
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	Long-term total return.
MULTI-ASSET REAL RETURN FUND | SIIT Multi-Asset Real Return Fund
Prospectus [Line Items]
Risk/Return [Heading]	MULTI-ASSET REAL RETURN FUND
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	Total return exceeding the rate of inflation.